Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 - SUBSEQUENT EVENTS

A.	SAFE Investment

In January 2022, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with its two main shareholders providing for financing in the aggregate amount of $1,000 (the “Investment Amount”) which was subsequently amended in March 2022.

The SAFE provides for the conversion of the Investment Amount into the Company’s ordinary shares under certain circumstances including in particular in the case of an IPO such that immediately prior to the closing of an IPO the Investment Amount shall automatically convert into such number of shares and warrants issued in the IPO equal to the IPO price. The warrants which shall be issued shall have the same terms as the warrants to be issued in the IPO except such warrants shall be unregistered and shall not be tradeable.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 14D below) the Investment Amount was automatically converted to 242,131 ordinary shares and 242,131 warrants with an exercise price of $4.13 per ordinary share, exercisable and will expire five years from the date of issuance.

B.	On February 14, 2022, the Company and Knorr-Bremse signed a second amendment to the investment agreement as detailed in Note 7 above according to which, the Company will be entitled to exercise its option in 2 installments as follows: (i) up to $2,000 will be exercisable through March 31, 2022; and (ii) up to $2,286 will be exercisable through June 30, 2022. The aforesaid option shall expire on the closing of the Company’s IPO if such shall occur prior to June 30, 2022.

On March 6, 2022, the Company exercised its first installment of $2,000 and as a result issued to Knorr-Bremse, a total of 10,256 Preferred A shares at a price of $195 per share.

C.	Closing of $15.6 Million Initial Public Offering

On April 04, 2022, the Company completed its IPO, in which the Company issued 3,787,241 units. Each unit includes 1 ordinary share and 1 warrant to purchase 1 ordinary share at an exercise price of $4.13. The warrants are exercisable at any time up to 5 years after the IPO.

Gross proceeds for the offering were approximately $15.6 million, before deducting underwriting discounts and commissions and estimated offering expenses and approximately $14.2 million after deducting underwriting discounts and commissions and estimated offering expenses.

The Company granted Aegis Capital Corp, the underwriter (“Aegis”), a 45-day over-allotment option to purchase additional ordinary shares and/or warrants to purchase additional ordinary shares up to 15% of the number of ordinary shares and warrants, respectively, sold in the offering solely to cover over-allotments, if any. On April 4, 2022, Aegis partially exercised its over-allotment option with respect to 568,086 warrants to purchase ordinary shares.

The ordinary shares and warrants began trading on The Nasdaq Capital Market on March 31, 2022, under the symbols “RVSN” and “RVSNW,” respectively.

Immediately prior to the completion of the IPO, 61,538 Preferred A shares were automatically converted into 2,707,672 ordinary shares (after giving effect to the issuance of 10,256 Preferred A shares described in Note 14B above).

According to the Israeli Railway Agreement as detailed in Note 6 A above, upon the completion of the IPO the Israeli Railway is entitled to a consideration of 1.5% of the actual IPO proceeds, which is approximately $ 213.

D.	Agreements with Executive Officers

(1)	With the completion of the IPO, the Company paid a one-time IPO bonus to its CEO in the amount of NIS 312,000 (approximately $97) and granted its CEO options to purchase 156,081 ordinary shares, with an exercise price per share equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022. Such options will vest one-third following 12 months from the completion of the IPO and the balance on quarterly basis during the following 24 months.

(2)	With the completion of the IPO, the Company paid a one-time IPO bonus to its CFO in the amount of NIS 270,000 (approximately $84) and granted its CFO options to purchase 124,865 ordinary shares, with an exercise price per share equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022. Such options will vest one-third following 12 months from the completion of the IPO and the balance on quarterly basis during the following 24 months.

(3)	With the completion of the IPO, the Company paid its Chairman of the Board a one-time IPO bonus in the amount of $50 (plus VAT) and granted additional options to purchase 266,216 ordinary shares, with an exercise price per share equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022. Such options will vest one-half following 12 months from the completion of this offering and the balance on quarterly basis during the following 24 months.